Purchases of Common Stock on Monthly Basis (Detail) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 29, 2011	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2013	Oct. 31, 2013
Equity, Class of Treasury Stock [Line Items]
Total Number of Shares Purchased	3,100,000	400	3,100,000	3,100,000	3,200,000	6,600,000
Average Price Paid per Share	$ 31.48		$ 31.48	$ 31.48	$ 23.31	$ 18.28
Total Number of Cumulative Shares Purchased as Part of Publicly Announced Plans or Programs	15,993,000		15,993,000	15,993,000			12,893,000	12,893,000
Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs	4,007,000		4,007,000	4,007,000			7,107,000	7,107,000